Analysis of changes in financing during the year - Subordinated liabilities and MRELs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subordinated Liabilities
Analysis of changes in financing during the year
At 1 January	£ 8,429	£ 9,962	£ 9,979
Issue of subordinated liabilities	648	1,634	1,631
Redemption of subordinated liabilities	(3,693)	(4,765)	(3,502)
Interest on subordinated liabilities	(374)	(321)	(510)
Net cash inflow/(outflow) from financing	(3,419)	(3,452)	(2,381)
Effects of foreign exchange	597	(18)	(234)
Changes in fair value of subordinated liabilities and MRELs	(594)	(434)	133
Preference shares reclassified to subordinated liabilities	750
Paid in equity reclassified to subordinated liabilities		1,915	1,632
Loss on sale of subordinated liabilities and MRELs	161	145	324
Interest on subordinated liabilities and MRELs	370	311	509
Other adjustments	(34)
At 31 December	6,260	8,429	9,962
MRELs
Analysis of changes in financing during the year
At 1 January	23,423	20,873	19,249
Issue of MRELs	3,721	3,383	1,309
Maturity and redemption of MRELs	(4,992)		(2)
Interest on MRELs	(703)	(647)	(671)
Net cash inflow/(outflow) from financing	(1,974)	2,736	636
Effects of foreign exchange	1,889	(190)	(514)
Changes in fair value of subordinated liabilities and MRELs	(1,806)	(649)	829
Interest on subordinated liabilities and MRELs	733	653	673
At 31 December	£ 22,265	23,423	20,873
Share capital, share premium and paid-in equity
Analysis of changes in financing during the year
Increase through issue of paid in equity		937	2,218
Ordinary shares issued		87	52
Net cash inflow/(outflow) from financing		937	2,218
Paid in equity reclassified to subordinated liabilities		£ (2,046)	£ (1,277)